OPERATING SEGMENTS - Financial Information by Segment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	$ 11,611	$ 8,627
Operating expenses	869	761
Cost of goods sold, including product purchases	7,364	4,689
Depreciation and amortization included in operations	644	684
Cost of sales	8,877	6,134
Realized (gain) loss on commodity-related derivative financial instruments	105	200
Unrealized gain on commodity-related derivative financial instruments	(133)	(73)
Share of profit from equity accounted investees	361	281
Gross profit (loss)	3,123	2,647
Depreciation included in general and administrative	39	39
Other general and administrative	360	267
Other expense (income)	129	(248)
Impairment expense	0	474	$ 10
Gain on Pembina Gas Infrastructure Transaction (Note 9)	(1,110)
Results from operating activities	3,705	2,115
Net finance costs	486	450
Earnings before income tax	3,219	1,665
Capital expenditures	605	658
Contributions to equity accounted investees	95	335
Pipelines
Disclosure of operating segments [line items]
Revenue	2,342	2,123
Pipelines | Pipeline Transportation
Disclosure of operating segments [line items]
Revenue	247	207
Facilities
Disclosure of operating segments [line items]
Revenue	798	927
Marketing & New Ventures
Disclosure of operating segments [line items]
Revenue	8,471	5,577
Marketing & New Ventures | Midstream Sales
Disclosure of operating segments [line items]
Revenue	407	265
Operating segments | Pipelines
Disclosure of operating segments [line items]
Revenue	2,508	2,279
Operating expenses	677	556
Depreciation and amortization included in operations	396	413
Cost of sales	1,073	969
Share of profit from equity accounted investees	171	124
Gross profit (loss)	1,606	1,434
Other general and administrative	57	30
Other expense (income)	106	11
Impairment expense		447
Gain on Pembina Gas Infrastructure Transaction (Note 9)	0
Results from operating activities	1,443	946
Net finance costs	28	29
Earnings before income tax	1,415	917
Capital expenditures	342	475
Contributions to equity accounted investees	4	299
Operating segments | Facilities
Disclosure of operating segments [line items]
Revenue	1,268	1,363
Operating expenses	511	471
Cost of goods sold, including product purchases	6	6
Depreciation and amortization included in operations	196	214
Cost of sales	713	691
Realized (gain) loss on commodity-related derivative financial instruments	(20)	(10)
Unrealized gain on commodity-related derivative financial instruments	(50)	(38)
Share of profit from equity accounted investees	108	80
Gross profit (loss)	733	800
Other general and administrative	15	14
Other expense (income)	11	14
Impairment expense		22
Gain on Pembina Gas Infrastructure Transaction (Note 9)	(1,110)
Results from operating activities	1,817	750
Net finance costs	13	18
Earnings before income tax	1,804	732
Capital expenditures	153	136
Contributions to equity accounted investees	62	29
Operating segments | Marketing & New Ventures
Disclosure of operating segments [line items]
Revenue	8,471	5,577
Cost of goods sold, including product purchases	7,682	5,017
Depreciation and amortization included in operations	44	50
Cost of sales	7,726	5,067
Realized (gain) loss on commodity-related derivative financial instruments	125	210
Unrealized gain on commodity-related derivative financial instruments	(83)	(35)
Share of profit from equity accounted investees	82	77
Gross profit (loss)	785	412
Other general and administrative	42	29
Other expense (income)	8	(5)
Impairment expense		5
Gain on Pembina Gas Infrastructure Transaction (Note 9)	0
Results from operating activities	735	383
Net finance costs	27	9
Earnings before income tax	708	374
Capital expenditures	59	21
Contributions to equity accounted investees	29	7
Inter-segment revenue | Pipelines
Disclosure of operating segments [line items]
Revenue	(166)	(156)
Inter-segment revenue | Facilities
Disclosure of operating segments [line items]
Revenue	(470)	(436)
Corporate & Inter-segment Eliminations
Disclosure of operating segments [line items]
Revenue	(636)	(592)
Operating expenses	(319)	(266)
Cost of goods sold, including product purchases	(324)	(334)
Depreciation and amortization included in operations	8	7
Cost of sales	(635)	(593)
Gross profit (loss)	(1)	1
Depreciation included in general and administrative	39	39
Other general and administrative	246	194
Other expense (income)	4	(268)
Gain on Pembina Gas Infrastructure Transaction (Note 9)	0
Results from operating activities	(290)	36
Net finance costs	418	394
Earnings before income tax	(708)	(358)
Capital expenditures	$ 51	$ 26